RELATED PARTY TRANSACTIONS (Schedule of fees with related parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Vessel operating expenses - related parties	$ 14,740	$ 15,250
Administrative expenses - related parties	154	587
Frontline Shipping
Related Party Transaction [Line Items]
Vessel operating expenses - related parties	4,249	4,592
Newbuilding Supervision Fees	16	0
Commissions and Brokerage	96	178
Administrative expenses - related parties	59	37
Golden Ocean
Related Party Transaction [Line Items]
Vessel operating expenses - related parties	10,136	10,192
Administrative expenses - related parties	33	32
Operating Management Fees	355	466
Seatankers
Related Party Transaction [Line Items]
Administrative expenses - related parties	113	206
Credit note	(300)
Seatankers Management AS
Related Party Transaction [Line Items]
Office facilities	54	47
Frontline Management AS
Related Party Transaction [Line Items]
Office facilities	118	96
Frontline Corporate Services
Related Party Transaction [Line Items]
Office facilities	$ 71	$ 169